Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 458,388	$ 1,601,324
Prepaid expenses	111,642	308,554
Total current assets	570,030	1,909,878
Cash and Investments held in Trust Account	575,487,805	575,282,641
Total Assets	576,057,835	577,192,519
Current liabilities:
Accrued expenses	4,570,260	105,454
Accounts payable	1,225,309	726,316
Due to related party	447,271	284,646
Total current liabilities	6,242,840	1,116,416
Derivative warrant liabilities	52,473,450	65,511,660
Deferred underwriting commissions	20,125,000	20,125,000
Total liabilities	78,841,290	86,753,076
Commitments and Contingencies
Class A ordinary shares; 57,500,000 shares subject to possible redemption at $10.00 per share redemption value as of December 31, 2021 and December 31, 2020	575,000,000	575,000,000
Shareholders' (Deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of December 31, 2021 and December 31, 2020	0	0
Additional paid-in capital	0	0
Accumulated deficit	(77,784,893)	(84,561,995)
Total shareholders' deficit	(77,783,455)	(84,560,557)
Total Liabilities, Class A Ordinary shares Subject to Possible Redemption and Shareholders' Deficit	576,057,835	577,192,519
Ordinary Class A [Member]
Current liabilities:
Class A ordinary shares; 57,500,000 shares subject to possible redemption at $10.00 per share redemption value as of December 31, 2021 and December 31, 2020	575,000,000
Shareholders' (Deficit)
Ordinary share, value	0	0
Ordinary Class B [Member]
Shareholders' (Deficit)
Ordinary share, value	$ 1,438	$ 1,438